Other general administrative expenses - Schedule of number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Number of offices	8,011	8,518	9,019
Spain
Disclosure of geographical areas [line items]
Number of offices	1,877	1,924	1,966
Group
Disclosure of geographical areas [line items]
Number of offices	6,134	6,594	7,053